Annual Notice of Securities Sold Pursuant to Rule 24F-2

               U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.

  1.   Name and address of issuer:

       Flag Investors Intermediate-Term Income Fund, Inc.
       135 E. Baltimore Street
       Baltimore, MD 21202

  _________________________________________________________________

  2. Name of each series or class of funds for which this notice is filed:

       Flag Investors Shares
       Institutional Shares

  _________________________________________________________________

  3.   Investment Company Act File Number:  811-06084

       Securities Act File Number:  33-34275

  _________________________________________________________________

  4.   Last day of fiscal year for which this notice is filed:

       December 31, 1995


  _________________________________________________________________

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

       N/A


  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

       N/A


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  7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None
  _________________________________________________________________

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       2,884,712 shares $28,281,987
  _________________________________________________________________

  9. Number and aggregate sale price of securities sold during the fiscal year:

       749,160 shares @ $7,633,851
  _________________________________________________________________

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       None
  _________________________________________________________________

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Included in item 9 above.

  12.  Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the
            fiscal year in reliance on rule 24f-2 (from Item 10):
                                            $                   0*
					    -------------------------
      * By offsetting the Fund's sales for the fiscal year ended December 31, 1995 with prior registration of net redemptions under Rule 24e-2 as shown in items 8, 9 and 10 above, there were no sales pursuant to Rule 24f-2 in the fiscal year ended December 31, 1995.

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                            +                  --
					    -------------------------
       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                           -                   --
					    -------------------------
       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                            +                  --
					    -------------------------
       (v)  Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2 {line
            (i), plus line (ii), less line (iii), plus line (iv)}
            (if applicable):
                                                                0
					    -------------------------
       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                            x 1/2,900
					    -------------------------
       (vii)     Fee due {line (i) or line (v) multiplied by line
                 (vi)}:


                                                                0
					    -------------------------

  Instruction:   Issuers should complete lines (ii), (iii), (iv),
                 and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                 See Instruction C.3.








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  13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

       No fee is due.                                      [ ]



       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:





                              SIGNATURES

  This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

  By (Signature and Title)*     /s/ Joseph A. Finelli
                                Joseph A. Finelli
                                Treasurer



  Date  February 23, 1996

    * Please print the name and title of the signing officer below the signature.
























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          FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.

                              EXHIBIT A


   Net                      Shares
   Redemption               Sold in
   Carry         Shares     Reliance    Shares
   Forward       Sold(1)    on          Redeemed(2)
   (Shares)                 Rule 24f-2
  -------------  -------    ---------   ------------

   2,884,712     749,160    0           2,330,316 shares @ $23,380,739



  _________________

  (1)  267,783 Flag Investors Shares @ $2,701,975,
       219,797 Institutional Shares @ $2,296,015, and
       261,580 Flag Investors Shares issued upon reinvestment of dividends, valued at $2,635,861.

  (2)  2,317,104 Flag Investors Shares @ $23,241,599 and
       13,212 Institutional Shares @ $139,140
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             {LETTERHEAD OF MORGAN, LEWIS & BOCKIUS, LLP}



  February 23, 1996


  Flag Investors Intermediate-Term Income Fund, Inc.
  135 East Baltimore Street
  Baltimore, MD 21202

  Re:                 Rule 24f-2 Notice for
                      Flag Investors Intermediate-Term Income Fund, Inc. (File No. 33-34275)



  Gentlemen:

  Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended December 31, 1995, the registration of which is made definite by the filing of the attached Notice.

  We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value $.001 per share, which have been offered under a Prospectus included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").
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  Flag Investors Intermediate-Term Income Fund, Inc.
  February 23, 1996
  Page 2




  We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's
  Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


  Very truly yours,

  /s/ Morgan, Lewis & Bockius LLP


  cc:  Mr. Joseph A. Finelli
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